Inventories - Changes of the allowances for losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Opening balance	$ (128,797)	$ (127,662)	$ (109,549)
Additions	(23,373)	(18,236)	(58,437)
Increase due to business combination	0		(2,837)
Foreign currency translation	6,873	(3,591)	(1,449)
Other	(44,581)	20,692	44,610
Closing balance	(189,878)	(128,797)	(127,662)
Inventories adjustment	$ 10,660	$ 133,164	$ 23,785